Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Inventories
(in thousands)	December 31, 2019	December 31, 2018
Raw materials and supplies	€8,201	€4,475
Unfinished goods	2,888	80
Finished goods	633	1,234
Total	€11,722	€5,789